Derivative Financial Instruments - Summary of Details of Hedged Exposures by Hedging Strategies (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges
Cash flow hedge reserve	£ 133	£ 649	£ 479
Fair value hedges
Disclosure of detailed information about hedges
Carrying value of assets	67,053	58,019
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(293)	(649)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	(38)	1,051
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	206	437
Change in value to calculate hedge ineffectiveness	(804)	364
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(838)	384
Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	34	(20)
Cash flow hedges
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	875	(974)
Cash flow hedge reserve	133	649
Balances on cash flow hedge reserve for discontinued hedges	80	(1)
Deposits by customers | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	0	(4,305)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	0	(15)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	0	(10)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	(10)
Change in value to calculate hedge ineffectiveness	14	(13)
Deposits by customers | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	4	(7)
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve for discontinued hedges	0	0
Debt securities in issue | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(4,373)	(8,889)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(188)	(518)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(115)	(137)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(230)	(305)
Change in value to calculate hedge ineffectiveness	325	(120)
Debt securities in issue | Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(423)	(621)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(55)	(94)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(47)	(76)
Change in value to calculate hedge ineffectiveness	55	(34)
Debt securities in issue | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	90	(13)
Cash flow hedge reserve	67	(46)
Balances on cash flow hedge reserve for discontinued hedges	6	0
Subordinated liabilities | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(293)	(636)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(75)	(185)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(8)	(41)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(70)	(166)
Change in value to calculate hedge ineffectiveness	49	(27)
Subordinated liabilities | Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(2)	(3)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	2	3
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	2	3
Change in value to calculate hedge ineffectiveness	(1)	(1)
Deposits by banks | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(1)	7
Cash flow hedge reserve	1	(2)
Balances on cash flow hedge reserve for discontinued hedges	0	0
Repurchase agreements – non trading | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	0	1
Cash flow hedge reserve	0	(1)
Balances on cash flow hedge reserve for discontinued hedges	0	0
Repurchase agreements – non trading | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	6	(15)
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve for discontinued hedges	0	0
Other liabilities | Cash flow hedges | Equity risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	1	(2)
Cash flow hedge reserve	3	6
Balances on cash flow hedge reserve for discontinued hedges	0	0
Loans and advances to customers | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	58,455	54,118
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	88	1,202
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	500	904
Change in value to calculate hedge ineffectiveness	(1,096)	332
Loans and advances to customers | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	236	(183)
Cash flow hedge reserve	(135)	165
Balances on cash flow hedge reserve for discontinued hedges	(2)	1
Other financial assets at amortised cost | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	160	772
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	2	36
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	3	13
Change in value to calculate hedge ineffectiveness	(12)	121
Reverse repurchase agreements – non trading | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	9,570	12,149
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	(5)	1
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	0
Change in value to calculate hedge ineffectiveness	(6)	3
Other financial assets at FVOCI | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	3,728	5,129
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	23	155
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	47	74
Change in value to calculate hedge ineffectiveness	(112)	88
Other financial assets at FVOCI | Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of assets	227	299
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	5
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	1	0
Change in value to calculate hedge ineffectiveness	(20)	15
Cash and balances at central banks | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	71	(2)
Cash flow hedge reserve	(80)	1
Balances on cash flow hedge reserve for discontinued hedges	0	0
Reverse repurchase agreements - non trading | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	0	(2)
Cash flow hedge reserve	0	1
Balances on cash flow hedge reserve for discontinued hedges	0	0
Other financial assets at FVOCI | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(194)	40
Cash flow hedge reserve	(1)	6
Balances on cash flow hedge reserve for discontinued hedges	0	0
Not applicable – highly probable forecast transactions | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	148	33
Cash flow hedge reserve	1	3
Balances on cash flow hedge reserve for discontinued hedges	0	0
Debt securities in issue/loans and advances to customers | Debt securities in issue/loans and advances to customers | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	503	(701)
Cash flow hedge reserve	144	322
Balances on cash flow hedge reserve for discontinued hedges	(4)	(2)
Subordinated liabilities/loans and advances to customers | Subordinated liabilities/loans and advances to customers | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	11	(130)
Cash flow hedge reserve	133	194
Balances on cash flow hedge reserve for discontinued hedges	£ 80	£ 0